Mar. 31, 2017
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund
MainStay Cushing Renaissance Advantage Fund

MAINSTAY GROUP OF FUNDS

Supplement dated March 31, 2017 (“Supplement”) to:

MainStay Cushing® Funds Prospectuses and Summary Prospectuses, each dated March 31, 2017;

and

MainStay Cushing® Funds Statement of Additional Information, dated March 31, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectuses and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Cushing MLP Premier Fund	MainStay Cushing Energy Income Fund
MainStay Cushing Renaissance Advantage Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.